Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.12%
iShares® Broad USD High Yield Corporate Bond ETF	38,532	$1,418,363
iShares® Core S&P 500® ETF	1,959	1,100,762
iShares® S&P 100 ETF	2,005	543,014
Schwab Fundamental International Equity ETF	11,657	421,284
Schwab Fundamental U.S. Large Company ETF	17,679	417,401
Schwab Fundamental U.S. Small Company ETF	9,530	261,027
Schwab US TIPS ETF	26,880	722,803
SPDR® Portfolio Intermediate Term Corporate Bond ETF	56,010	1,861,772
Vanguard® Emerging Markets Government Bond ETF	11,145	715,509
Vanguard® FTSE Developed Markets ETF	10,993	558,774
Vanguard® FTSE Emerging Markets ETF	6,290	284,685
Vanguard® Intermediate-Term Treasury ETF	19,358	1,149,865
Vanguard® Mortgage-Backed Securities ETF	30,963	1,433,897
Vanguard® Short-Term Bond ETF	51,184	4,006,684
Vanguard® Total Bond Market ETF	122,830	9,021,864
Vanguard® Total International Bond ETF	41,053	2,004,207
Vanguard® Total Stock Market ETF	7,338	2,016,776
Total Exchange Traded Funds
(Cost $27,026,520)		27,938,687

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.98%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	562,478	$562,478

Total Short-Term Investments
(Cost $562,478)			562,478

Total Investments - 100.10%
(Total cost $27,588,998)			28,501,165

Liabilities in Excess of Other Assets - (0.10)%			(27,858)

Net Assets - 100.00%			$28,473,307

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.11%
Columbia EM Core ex-China ETF	16,645	$491,610
iShares® Broad USD High Yield Corporate Bond ETF	47,024	1,730,953
iShares® Core S&P 500® ETF	7,030	3,950,157
iShares® Core S&P® Mid-Cap ETF	8,347	487,048
iShares® S&P 100 ETF	7,130	1,931,018
Schwab Fundamental International Equity ETF	41,590	1,503,063
Schwab Fundamental U.S. Large Company ETF	62,612	1,478,269
Schwab Fundamental U.S. Small Company ETF	17,728	485,570
Schwab US TIPS ETF	27,910	750,500
SPDR® Portfolio Intermediate Term Corporate Bond ETF	75,115	2,496,823
Vanguard® Emerging Markets Government Bond ETF	11,475	736,695
Vanguard® FTSE Developed Markets ETF	43,224	2,197,076
Vanguard® FTSE Emerging Markets ETF	16,065	727,102
Vanguard® Intermediate-Term Treasury ETF	25,273	1,501,216
Vanguard® Mortgage-Backed Securities ETF	48,545	2,248,119
Vanguard® Short-Term Bond ETF	57,442	4,496,560
Vanguard® Small-Cap ETF	2,175	482,306
Vanguard® Total Bond Market ETF	170,701	12,537,988
Vanguard® Total International Bond ETF	51,175	2,498,364
Vanguard® Total Stock Market ETF	21,398	5,881,026
Total Exchange Traded Funds
(Cost $46,959,366)		48,611,463

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.97%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	977,830	$977,830

Total Short-Term Investments
(Cost $977,830)			977,830

Total Investments - 100.08%
(Total cost $47,937,196)			49,589,293

Liabilities in Excess of Other Assets - (0.08)%			(41,662)

Net Assets - 100.00%			$49,547,631

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.16%
Columbia EM Core ex-China ETF	105,625	$3,119,634
iShares® Broad USD High Yield Corporate Bond ETF	107,982	3,974,818
iShares® Core S&P 500® ETF	27,143	15,251,652
iShares® Core S&P® Mid-Cap ETF	63,445	3,702,016
iShares® S&P 100 ETF	30,785	8,337,502
Schwab Fundamental International Equity ETF	271,479	9,811,251
Schwab Fundamental U.S. Large Company ETF	268,190	6,331,966
Schwab Fundamental U.S. Small Company ETF	106,265	2,910,598
Schwab US TIPS ETF	62,810	1,688,961
SPDR® Portfolio Intermediate Term Corporate Bond ETF	146,435	4,867,499
Vanguard® FTSE Developed Markets ETF	219,862	11,175,586
Vanguard® FTSE Emerging Markets ETF	108,378	4,905,188
Vanguard® Intermediate-Term Treasury ETF	55,786	3,313,688
Vanguard® Mega Cap Growth ETF	4,810	1,485,713
Vanguard® Mortgage-Backed Securities ETF	106,485	4,931,320
Vanguard® Short-Term Bond ETF	123,692	9,682,610
Vanguard® Small-Cap ETF	13,175	2,921,556
Vanguard® Total Bond Market ETF	406,195	29,835,023
Vanguard® Total International Bond ETF	98,750	4,820,975
Vanguard® Total Stock Market ETF	82,154	22,579,205
Total Exchange Traded Funds
(Cost $144,240,854)		155,646,761

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.91%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	1,423,183	$1,423,183

Total Short-Term Investments
(Cost $1,423,183)			1,423,183

Total Investments - 100.07%
(Total cost $145,664,037)			157,069,944

Liabilities in Excess of Other Assets - (0.07)%			(116,419)

Net Assets - 100.00%			$156,953,525

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.25%
Columbia EM Core ex-China ETF	265,075	$7,828,990
iShares® Broad USD High Yield Corporate Bond ETF	71,040	2,614,982
iShares® Core S&P 500® ETF	48,685	27,356,102
iShares® Core S&P® Mid-Cap ETF	166,310	9,704,189
iShares® S&P 100 ETF	59,315	16,064,282
Schwab Fundamental International Equity ETF	632,396	22,854,791
Schwab Fundamental U.S. Large Company ETF	550,495	12,997,187
Schwab Fundamental U.S. Small Company ETF	260,485	7,134,684
Vanguard® FTSE Developed Markets ETF	494,597	25,140,366
Vanguard® FTSE Emerging Markets ETF	231,767	10,489,774
Vanguard® Mega Cap Growth ETF	15,450	4,772,196
Vanguard® Mortgage-Backed Securities ETF	57,940	2,683,201
Vanguard® Short-Term Bond ETF	136,576	10,691,169
Vanguard® Small-Cap ETF	32,565	7,221,289
Vanguard® Total Bond Market ETF	441,365	32,418,259
Vanguard® Total International Bond ETF	52,900	2,582,578
Vanguard® Total Stock Market ETF	184,936	50,827,810
Total Exchange Traded Funds
(Cost $211,887,867)		253,381,849

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.82%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	2,092,462	$2,092,462

Total Short-Term Investments
(Cost $2,092,462)			2,092,462

Total Investments - 100.07%
(Total cost $213,980,329)			255,474,311

Liabilities in Excess of Other Assets - (0.07)%			(165,533)

Net Assets - 100.00%			$255,308,778

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.87%
Columbia EM Core ex-China ETF	223,680	$6,606,389
iShares® Core S&P 500® ETF	47,047	26,435,709
iShares® Core S&P® Mid-Cap ETF	185,160	10,804,086
iShares® S&P 100 ETF	52,402	14,192,034
Schwab Fundamental International Equity ETF	537,542	19,426,768
Schwab Fundamental U.S. Large Company ETF	486,670	11,490,279
Schwab Fundamental U.S. Small Company ETF	225,050	6,164,119
Vanguard® FTSE Developed Markets ETF	472,380	24,011,075
Vanguard® FTSE Emerging Markets ETF	218,701	9,898,407
Vanguard® Mega Cap Growth ETF	17,925	5,536,674
Vanguard® Small-Cap ETF	28,050	6,220,088
Vanguard® Total Bond Market ETF	109,618	8,051,442
Vanguard® Total Stock Market ETF	146,516	40,268,457
Total Exchange Traded Funds
(Cost $153,813,400)		189,105,527

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.19%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	2,271,297	$2,271,297

Total Short-Term Investments
(Cost $2,271,297)			2,271,297

Total Investments - 100.06%
(Total cost $156,084,697)			191,376,824

Liabilities in Excess of Other Assets - (0.06)%			(121,955)

Net Assets - 100.00%			$191,254,869

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.89%
Enbridge, Inc.	231,922	$10,264,488
Gibson Energy, Inc.	168,231	2,609,302
Keyera Corp.	217,847	6,771,340
Pembina Pipeline Corp.	169,323	6,772,685
South Bow Corp.	214,768	5,486,169
TC Energy Corp.	141,760	6,694,701

Total Canadian Energy Infrastructure Companies
(Cost $34,137,295)		38,598,685

Exchange Traded Fund - 0.39%
Energy Select Sector SPDR® Fund	5,800	542,010

Total Exchange Traded Fund
(Cost $542,053)		542,010

U.S. Energy Infrastructure Companies - 28.20%
Aris Water Solutions, Inc.	23,027	737,785
Cheniere Energy, Inc.	31,240	7,228,936
DT Midstream, Inc.	70,424	6,794,507
Kinder Morgan, Inc.	249,024	7,104,655
Kinetik Holdings, Inc.	37,903	1,968,682
NextDecade Corp. (1)	104,065	809,626
ONEOK, Inc.	68,307	6,777,420
Summit Midstream Corp. (1)	10,425	353,303
Targa Resources Corp.	36,142	7,245,387

Total U.S. Energy Infrastructure Companies
(Cost $26,396,494)		39,020,301

U.S. Energy Infrastructure MLPs - 28.27%
Delek Logistics Partners LP	6,790	293,735
Energy Transfer LP	681,727	12,673,305
Enterprise Products Partners LP	311,100	10,620,954
Genesis Energy LP	37,777	592,721
Hess Midstream LP, Class A	119,640	5,059,576
MPLX LP	126,174	6,752,832
Western Midstream Partners LP	76,376	3,128,361

Total U.S. Energy Infrastructure MLPs
(Cost $30,197,094)		39,121,484

U.S. General Partners - 15.01%
Antero Midstream Corp.	348,367	6,270,606
Plains GP Holdings LP, Class A	316,864	6,768,215
The Williams Cos., Inc.	129,509	7,739,458

Total U.S. General Partners
(Cost $13,705,547)		20,778,279

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.18%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	250,882	$250,882

Total Short-Term Investments
(Cost $250,882)			250,882

Total Investments - 99.94%
(Total cost $105,229,365)			138,311,641

Other Assets in Excess of Liabilities - 0.06%			88,000

Net Assets - 100.00%			$138,399,641

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 14.36%
Financials - 14.36%
HarbourVest Global Private Equity, Ltd. (1)	14,290	$470,308
HBM Healthcare Investments AG, Class A (1)	1,100	225,048
HgCapital Trust PLC	169,845	1,110,155
NB Private Equity Partners, Ltd.	18,340	358,205
Oakley Capital Investments, Ltd.	68,660	417,739
Pantheon International PLC Fund (1)	71,235	275,595
Patria Private Equity Trust PLC (1)	49,408	356,133

Total Financials		3,213,183

Total Closed-End Funds
(Cost $2,564,646)		3,213,183

Common Stocks - 83.96%
Consumer Discretionary - 2.73%
Amazon.com, Inc. (1)	1,185	225,458
Wesfarmers, Ltd.	8,475	384,206

Total Consumer Discretionary		609,664
Consumer Staples - 3.09%
Costco Wholesale Corp.	730	690,419

Financials - 60.13%
3i Group PLC	26,660	1,253,577
Altamir	14,995	385,216
Apollo Global Management, Inc., Class A	6,095	834,649
Ares Management LP, Class A	6,750	989,618
Berkshire Hathaway, Inc., Class B (1)	2,088	1,112,028
Blackstone, Inc., Class A	5,530	772,983
Blue Owl Capital, Inc.	13,905	278,656
Brederode SA	6,897	822,014
Bridgepoint Group PLC (2)(3)	73,760	305,849
CVC Capital Partners PLC (2)(3)	20,575	408,174
EQT AB	10,285	313,621
Fiserv, Inc. (1)	1,120	247,330
Hamilton Lane, Inc., Class A	1,770	263,146
Houlihan Lokey, Inc.	2,150	347,225
Integral Corp.	4,680	92,860
Intermediate Capital Group PLC	27,720	706,012
Investment AB Kinnevik, B Shares (1)	16,925	119,470
Investor AB, B Shares Class B	16,910	504,326
KKR & Co., Inc., Class A	9,535	1,102,341
Mastercard, Inc., Class A	480	263,098
Mutares SE & Co. KGaA	11,205	384,686
Partners Group Holding AG	550	782,761
Petershill Partners PLC (2)(3)	105,925	325,789

Security Description	Shares	Value
Sofina SA	660	169,026
StepStone Group, Inc., Class A	5,070	264,806
TPG, Inc.	8,590	407,423

Total Financials		13,456,684
Health Care - 1.36%
Chemed Corp.	495	304,583

Industrials - 8.42%
Atmus Filtration Technologies, Inc.	5,900	216,707
Carlisle Cos., Inc.	1,055	359,228
CSW Industrials, Inc.	594	173,163
Dover Corp.	1,255	220,478
Italmobiliare SpA	7,290	185,243
Lockheed Martin Corp.	470	209,954
OEM International AB, Class B	18,590	253,822
Paychex, Inc.	1,725	266,133

Total Industrials		1,884,728
Information Technology - 8.23%
Accenture PLC, Class A	685	213,747
Adobe, Inc. (1)	420	161,083
Constellation Software, Inc.	230	728,393
Dell Technologies, Inc.	1,890	172,274
GoDaddy, Inc. (1)	1,195	215,267
Lam Research Corp.	2,250	163,575
Microsoft Corp.	500	187,695

Total Information Technology		1,842,034
Total Common Stocks
(Cost $13,813,162)		18,788,112

Preferred Stock - 1.72%
Financials - 1.72%
Compass Diversified Holdings, Series C, 7.875%(4)	17,237	385,419

Total Preferred Stock
(Cost $418,707)		385,419

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.16%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.276%	34,856	$34,856

Total Short-Term Investments
(Cost $34,856)			34,856

Total Investments - 100.20%
(Total cost $16,831,371)			22,421,570

Liabilities in Excess of Other Assets - (0.20)%			(45,267)

Net Assets - 100.00%			$22,376,303

(1)	Non-income producing security.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the aggregate value of those securities was $1,039,812, which represents 4.65% of net assets test
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,039,812, representing 4.65% of net assets.
(4)	Perpetual Maturity.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2025	Fund Delivering	U.S. $ Value at March 31, 2025	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	05/23/25	USD	$775,952	GBP	$813,751	$(37,799)
State Street Bank and Trust Company	07/25/25	USD	$915,293	GBP	$917,003	$(1,710)
						$(39,509)

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

1.  ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered nondiversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Portfolio as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Portfolio. Each Portfolio’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Portfolio is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Portfolio, against which the CODM assesses performance.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-thecounter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three- tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2025:

Morningstar Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,938,687	$–	$–	$27,938,687
Short-Term Investments	562,478	–	–	562,478
Total	$28,501,165	$–	$–	$28,501,165

Morningstar Income and Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,611,463	$–	$–	$48,611,463
Short-Term Investments	977,830	–	–	977,830
Total	$49,589,293	$–	$–	$49,589,293

Morningstar Balanced ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$155,646,761	$–	$–	$155,646,761
Short-Term Investments	1,423,183	–	–	1,423,183
Total	$157,069,944	$–	$–	$157,069,944

Morningstar Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$253,381,849	$–	$–	$253,381,849
Short-Term Investments	2,092,462	–	–	2,092,462
Total	$255,474,311	$–	$–	$255,474,311

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$189,105,527	$–	$–	$189,105,527
Short-Term Investments	2,271,297	–	–	2,271,297
Total	$191,376,824	$–	$–	$191,376,824

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$38,598,685	$–	$–	$38,598,685
Exchange Traded Fund	542,010	–	–	542,010
U.S. Energy Infrastructure Companies	39,020,301	–	–	39,020,301
U.S. Energy Infrastructure MLPs	39,121,484	–	–	39,121,484
U.S. General Partners	20,778,279	–	–	20,778,279
Short-Term Investments	250,882	–	–	250,882
Total	$138,311,641	$–	$–	$138,311,641

ALPS Global Opportunity Portfolio

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,742,875	$470,308	$–	$3,213,183
Common Stocks	11,882,552	6,905,560	–	18,788,112
Preferred Stock	385,419	–	–	385,419
Short-Term Investments	34,856	–	–	34,856
Total	$15,045,702	$7,375,868	$–	$22,421,570

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Forward foreign currency contracts	$–	$(39,509)	$–	$(39,509)
TOTAL	$–	$(39,509)	$–	$(39,509)

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2025.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of March 31, 2025, the Morningstar Conservative ETF Asset Allocation Portfolio and the Morningstar Income and Growth ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market ETF. The financial statements of the Vanguard® Total Bond Market ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market ETF’s NCSR filing dated March 4, 2025, available at www.sec.gov or can be found at https://advisors.vanguard.com.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.